UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.
                 BlackRock Large Cap Core Fund
                 BlackRock Large Cap Growth Fund
                 BlackRock Large Cap Value Fund
              Master Large Cap Series LLC
                 Master Large Cap Core Portfolio
                 Master Large Cap Growth Portfolio
                 Master Large Cap Value Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of July 31, 2007 (Unaudited)

                                    Beneficial
                                      Interest    Mutual Funds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                               $ 2,850,260,117    Master Large Cap Core Portfolio of Master Large Cap Series LLC    $ 4,124,206,071
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments (Cost - $3,617,432,662) - 100.1%                  4,124,206,071

                                                  Liabilities in Excess of Other Assets - (0.1%)                         (3,307,404)
                                                                                                                    ---------------
                                                  Net Assets - 100.0%                                               $ 4,120,898,667
                                                                                                                    ===============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 0.2%                    310,000  The Goodyear Tire & Rubber Co. (a)(c)   $     8,903,200
Discretionary - 11.5%    ----------------------------------------------------------------------------------------------------------
                         Diversified Consumer Services - 1.1%      150,000  Apollo Group, Inc. Class A (a)                8,866,500
                                                                   370,000  ITT Educational Services, Inc. (a)           39,094,200
                                                                                                                    ---------------
                                                                                                                         47,960,700
                         ----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.1%                  10,000  NVR, Inc. (a)(c)                              5,784,800
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products - 1.2%       420,000  Hasbro, Inc.                                 11,768,400
                                                                 1,670,000  Mattel, Inc.                                 38,259,700
                                                                                                                    ---------------
                                                                                                                         50,028,100
                         ----------------------------------------------------------------------------------------------------------
                         Media - 2.8%                              110,000  Meredith Corp.                                6,213,900
                                                                   910,000  Omnicom Group Inc. (c)                       47,201,700
                                                                 1,960,000  Walt Disney Co. (c)                          64,680,000
                                                                                                                    ---------------
                                                                                                                        118,095,600
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 3.0%                 1,640,000  Big Lots, Inc. (a)(c)                        42,410,400
                                                                 1,090,000  Dollar Tree Stores, Inc. (a)                 41,703,400
                                                                 1,420,000  Family Dollar Stores, Inc.                   42,060,400
                                                                                                                    ---------------
                                                                                                                        126,174,200
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 3.1%                   370,000  AutoZone, Inc. (a)(c)                        46,919,700
                                                                 1,560,000  RadioShack Corp. (c)                         39,202,800
                                                                   640,000  The Sherwin-Williams Co.                     44,601,600
                                                                                                                    ---------------
                                                                                                                        130,724,100
                         ----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury Goods - 0.0%    40,000  Coach, Inc. (a)(c)                            1,818,400
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Consumer Discretionary                489,489,100
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples         Food & Staples Retailing - 2.1%         1,840,000  The Kroger Co.                               47,766,400
- 3.0%                                                           1,380,000  Safeway, Inc. (c)                            43,980,600
                                                                                                                    ---------------
                                                                                                                         91,747,000
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 0.6%                      330,000  H.J. Heinz Co.                               14,440,800
                                                                   470,000  Tyson Foods, Inc. Class A (c)                10,011,000
                                                                                                                    ---------------
                                                                                                                         24,451,800
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.3%                 220,000  The Procter & Gamble Co.                     13,609,200
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Consumer Staples                      129,808,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 12.9%           Energy Equipment & Services - 1.0%        630,000  Tidewater, Inc.                              43,104,600
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels - 11.9%     1,150,000  Chevron Corp.                                98,049,000
                                                                 2,110,000  Exxon Mobil Corp.                           179,624,300
                                                                   960,000  Frontier Oil Corp.                           37,180,800
                                                                   580,000  Holly Corp.                                  39,086,200
                                                                   970,000  Marathon Oil Corp.                           53,544,000
                                                                   930,000  Tesoro Corp.                                 46,314,000
                                                                   800,000  Valero Energy Corp.                          53,608,000
                                                                                                                    ---------------
                                                                                                                        507,406,300
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Energy                                550,510,900
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 10.6%       Capital Markets - 1.6%                    300,000  The Goldman Sachs Group, Inc. (c)       $    56,502,000
                                                                   170,000  Lehman Brothers Holdings, Inc.               10,540,000
                                                                                                                    ---------------
                                                                                                                         67,042,000
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services            370,000  Bank of America Corp.                        17,545,400
                         - 3.1%                                    700,000  Citigroup, Inc.                              32,599,000
                                                                 1,870,000  JPMorgan Chase & Co.                         82,298,700
                                                                                                                    ---------------
                                                                                                                        132,443,100
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 5.1%                          260,000  AMBAC Financial Group, Inc.                  17,459,000
                                                                   420,000  AON Corp.                                    16,816,800
                                                                 1,010,000  American International Group, Inc.           64,821,800
                                                                   500,000  Prudential Financial, Inc.                   44,315,000
                                                                 1,020,000  The Travelers Cos., Inc.                     51,795,600
                                                                   290,000  XL Capital Ltd. Class A                      22,579,400
                                                                                                                    ---------------
                                                                                                                        217,787,600
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Management &                  920,000  CB Richard Ellis Group, Inc. (a)             32,126,400
                         Development - 0.8%
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Financials                            449,399,100
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 20.0%      Biotechnology - 1.2%                      880,000  Biogen Idec, Inc. (a)(c)                     49,755,200
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment & Supplies          710,000  Kinetic Concepts, Inc. (a)(c)                43,650,800
                         - 2.0%                                    560,000  Zimmer Holdings, Inc. (a)                    43,545,600
                                                                                                                    ---------------
                                                                                                                         87,196,400
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services        1,060,000  Aetna, Inc.                                  50,954,200
                         - 12.6%                                   876,000  AmerisourceBergen Corp.                      41,268,360
                                                                   870,000  Cigna Corp.                                  44,926,800
                                                                   810,000  Coventry Health Care, Inc. (a)               45,206,100
                                                                   940,000  Express Scripts, Inc. (a)(c)                 47,122,200
                                                                   740,000  Humana, Inc. (a)(c)                          47,426,600
                                                                   600,000  Laboratory Corp. of America
                                                                            Holdings (a)(c)                              44,310,000
                                                                   810,000  McKesson Corp.                               46,785,600
                                                                   650,000  Medco Health Solutions, Inc. (a)             52,825,500
                                                                 1,270,000  UnitedHealth Group, Inc.                     61,506,100
                                                                   750,000  WellPoint, Inc. (a)(c)                       56,340,000
                                                                                                                    ---------------
                                                                                                                        538,671,460
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools & Services - 0.7%     530,000  Waters Corp. (a)                             30,877,800
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 3.5%                    440,000  Forest Laboratories, Inc. (a)(c)             17,688,000
                                                                   120,000  Johnson & Johnson                             7,260,000
                                                                 1,211,000  King Pharmaceuticals, Inc. (a)(c)            20,599,110
                                                                 2,038,000  Pfizer, Inc.                                 47,913,380
                                                                 1,950,000  Schering-Plough Corp.                        55,653,000
                                                                                                                    ---------------
                                                                                                                        149,113,490
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Health Care                       $   855,614,350
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 10.6%      Aerospace & Defense - 4.1%                950,000  Honeywell International, Inc.                54,634,500
                                                                   220,000  L-3 Communications Holdings, Inc.            21,463,200
                                                                   530,000  Lockheed Martin Corp. (c)                    52,194,400
                                                                   867,200  Raytheon Co.                                 48,008,192
                                                                                                                    ---------------
                                                                                                                        176,300,292
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 1.6%                         1,160,000  AMR Corp. (a)                                28,628,800
                                                                 1,270,000  Continental Airlines, Inc.
                                                                            Class B (a)(c)                               40,017,700
                                                                                                                    ---------------
                                                                                                                         68,646,500
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies - 0.7%     390,000  Manpower, Inc.                               30,829,500
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 1.6%               660,000  Rockwell Automation, Inc. (c)                46,193,400
                                                                   320,000  Thomas & Betts Corp. (a)                     19,776,000
                                                                                                                    ---------------
                                                                                                                         65,969,400
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 1.7%         1,870,000  General Electric Co.                         72,481,200
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 0.9%                          220,000  Manitowoc Co.                                17,087,400
                                                                   150,000  Terex Corp. (a)                              12,937,500
                                                                   140,000  Toro Co. (c)                                  7,870,800
                                                                                                                    ---------------
                                                                                                                         37,895,700
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Industrials                           452,122,592
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology   Communications Equipment - 3.3%         3,210,000  Cisco Systems, Inc. (a)                      92,801,100
- 26.0%                                                          1,650,000  Juniper Networks, Inc. (a)(c)                49,434,000
                                                                                                                    ---------------
                                                                                                                        142,235,100
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 7.7%          2,290,000  Dell, Inc. (a)                               64,051,300
                                                                 3,070,000  EMC Corp. (a)                                56,825,700
                                                                 1,740,000  Hewlett-Packard Co.                          80,092,200
                                                                   800,000  International Business Machines Corp.        88,520,000
                                                                   760,000  NCR Corp. (a)                                39,687,200
                                                                                                                    ---------------
                                                                                                                        329,176,400
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment & Instruments        800,000  Avnet, Inc. (a)                              30,304,000
                         - 1.0%                                    130,000  Mettler Toledo International, Inc. (a)       12,370,800
                                                                                                                    ---------------
                                                                                                                         42,674,800
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 3.0%                      1,260,000  Accenture Ltd. Class A                       53,083,800
                                                                   500,000  Computer Sciences Corp. (a)                  27,840,000
                                                                 1,770,000  Electronic Data Systems Corp.                47,772,300
                                                                                                                    ---------------
                                                                                                                        128,696,100
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.1%               2,580,000  Xerox Corp. (a)                              45,046,800
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor          2,460,000  Applied Materials, Inc. (c)                  54,218,400
                         Equipment - 4.0%                        1,340,000  Integrated Device Technology, Inc. (a)       21,801,800
                                                                   810,000  KLA-Tencor Corp. (c)                         45,999,900

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 1,420,000  Novellus Systems, Inc. (a)              $    40,498,400
                                                                   330,000  Teradyne, Inc. (a)(c)                         5,177,700
                                                                                                                    ---------------
                                                                                                                        167,696,200
                         ----------------------------------------------------------------------------------------------------------
                         Software - 5.9%                         1,480,000  BMC Software, Inc. (a)(c)                    42,505,600
                                                                 1,510,000  Cadence Design Systems, Inc. (a)(c)          32,314,000
                                                                 1,110,000  Compuware Corp. (a)                          10,356,300
                                                                 1,250,000  McAfee, Inc. (a)                             44,825,000
                                                                 1,810,000  Microsoft Corp.                              52,471,900
                                                                 3,290,000  Oracle Corp. (a)(c)                          62,904,800
                                                                   290,000  Synopsys, Inc. (a)                            7,093,400
                                                                                                                    ---------------
                                                                                                                        252,471,000
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Information Technology              1,107,996,400
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.7%         Containers & Packaging - 1.5%             690,000  Crown Holdings, Inc. (a)                     16,946,400
                                                                   540,000  Packaging Corp. of America                   13,780,800
                                                                 1,030,000  Pactiv Corp. (a)                             32,558,300
                                                                                                                    ---------------
                                                                                                                         63,285,500
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.1%                    420,000  Southern Copper Corp. (c)                    47,338,200
                         ----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 1.1%          1,320,000  International Paper Co. (c)                  48,932,400
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Materials                             159,556,100
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication        Diversified Telecommunication             710,000  AT&T Inc.                                    27,803,600
Services - 1.7%          Services - 1.7%                         5,470,000  Qwest Communications International
                                                                            Inc. (a)(c)                                  46,659,100
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Telecommunication Services             74,462,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks                       4,268,959,242
                                                                            (Cost - $3,723,718,087) - 100.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Beneficial
                                                                  Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                              $  1,581,314  BlackRock Liquidity Series, LLC               1,581,314
                                                                            Cash Sweep Series, 5.33% (d)(e)
                                                               690,824,300  BlackRock Liquidity Series, LLC             690,824,300
                                                                            Money Market Series, 5.37% (b)(d)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities                 692,405,614
                                                                            (Cost - $692,405,614) - 16.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $4,416,123,701*) - 116.2%         4,961,364,856

                                                                            Liabilities in Excess of Other
                                                                            Assets - (16.2%)                           (692,461,301)
                                                                                                                    ---------------
                                                                            Net Assets - 100.0%                     $ 4,268,903,555
                                                                                                                    ===============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $ 4,428,092,581
                                                          ===============
      Gross unrealized appreciation                       $   628,532,168
      Gross unrealized depreciation                           (95,259,893)
                                                          ---------------
      Net unrealized appreciation                         $   533,272,275
                                                          ===============

(a)   Non-income producing security.
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Represents the current yield as of July 31, 2007.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------
                                                    Net         Interest
      Affiliate                                  Activity        Income
      --------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                       $ 1,581,314    $    50,912
      BlackRock Liquidity Series, LLC
        Money Market Series                     $41,945,500    $   960,420
      --------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

BlackRock Large Cap Growth Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of July 31, 2007 (Unaudited)

                                Beneficial
                                  Interest   Mutual Funds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $    866,503,437   Master Large Cap Growth Portfolio of Master Large Cap Series LLC   $     1,033,333,131
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $913,677,790) - 100.1%                         1,033,333,131

                                             Liabilities in Excess of Other Assets - (0.1%)                                (876,911)
                                                                                                                -------------------
                                             Net Assets - 100.0%                                                $     1,032,456,220
                                                                                                                ===================

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Diversified Consumer Services - 1.1%      110,000   ITT Educational Services, Inc. (b)     $    11,622,600
Discretionary - 12.1%    ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products - 0.7%       270,000   Hasbro, Inc.                                 7,565,400
                         ----------------------------------------------------------------------------------------------------------
                         Media - 3.4%                                    3   Citadel Broadcasting Corp.                          15
                                                                   160,000   Meredith Corp.                               9,038,400
                                                                   234,000   Omnicom Group Inc.                          12,137,580
                                                                   460,000   Walt Disney Co. (d)                         15,180,000
                                                                                                                    ---------------
                                                                                                                         36,355,995
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 3.1%                   420,000   Big Lots, Inc. (b)                          10,861,200
                                                                   300,000   Dollar Tree Stores, Inc. (b)                11,478,000
                                                                   380,000   Family Dollar Stores, Inc.                  11,255,600
                                                                                                                    ---------------
                                                                                                                         33,594,800
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 3.8%                    90,000   AutoZone, Inc. (b)                          11,412,900
                                                                   177,000   Men's Wearhouse, Inc. (d)                    8,743,800
                                                                   400,000   RadioShack Corp. (d)                        10,052,000
                                                                   150,000   The Sherwin-Williams Co. (d)                10,453,500
                                                                                                                    ---------------
                                                                                                                         40,662,200
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Consumer Discretionary               129,800,995
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples -       Food & Staples Retailing - 1.1%           460,000   The Kroger Co.                              11,941,600
3.3%                     ----------------------------------------------------------------------------------------------------------
                         Food Products - 1.0%                      250,000   H.J. Heinz Co.                              10,940,000
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 1.2%                 120,000   Energizer Holdings, Inc. (b)                12,108,000
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Consumer Staples                      34,989,600
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 7.0%            Energy Equipment & Services - 1.0%        160,000   Tidewater, Inc.                             10,947,200
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels - 6.0%        173,000   Exxon Mobil Corp.                           14,727,490
                                                                   300,000   Frontier Oil Corp.                          11,619,000
                                                                   170,000   Holly Corp. (d)                             11,456,300
                                                                   240,000   Tesoro Corp.                                11,952,000
                                                                   220,000   Valero Energy Corp.                         14,742,200
                                                                                                                    ---------------
                                                                                                                         64,496,990
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Energy                                75,444,190
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 5.7%        Capital Markets - 2.4%                     70,000   The Goldman Sachs Group, Inc.               13,183,800
                                                                   400,000   Janus Capital Group, Inc.                   12,024,000
                                                                                                                    ---------------
                                                                                                                         25,207,800
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 2.4%                           75,000   AMBAC Financial Group, Inc. (d)              5,036,250
                                                                   240,000   CNA Financial Corp. (d)                      9,964,800
                                                                   150,000   PartnerRe Ltd.                              10,654,500
                                                                                                                    ---------------
                                                                                                                         25,655,550
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Management &                  290,000   CB Richard Ellis Group, Inc. (b)(d)         10,126,800
                         Development - 0.9%
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Financials                            60,990,150
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care -            Biotechnology - 0.1%                       30,000   Biogen Idec, Inc. (b)                  $     1,696,200
18.0%                    ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment & Supplies -        190,000   Kinetic Concepts, Inc. (b)(d)               11,681,200
                         2.2%                                      150,000   Zimmer Holdings, Inc. (b)(d)                11,664,000
                                                                                                                    ---------------
                                                                                                                         23,345,200
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services          290,000   Aetna, Inc.                                 13,940,300
                         - 11.7%                                   128,000   AmerisourceBergen Corp.                      6,030,080
                                                                   220,000   Coventry Health Care, Inc. (b)              12,278,200
                                                                   250,000   Express Scripts, Inc. (b)                   12,532,500
                                                                   200,000   Humana, Inc. (b)                            12,818,000
                                                                   150,000   Laboratory Corp. of America Holdings
                                                                             (b)(d)                                      11,077,500
                                                                   151,900   McKesson Corp.                               8,773,744
                                                                   180,000   Medco Health Solutions, Inc. (b)            14,628,600
                                                                   410,000   UnitedHealth Group, Inc.                    19,856,300
                                                                   180,000   WellPoint, Inc. (b)                         13,521,600
                                                                                                                    ---------------
                                                                                                                        125,456,824
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools & Services - 2.0%     150,000   Invitrogen Corp. (b)                        10,770,000
                                                                   186,000   Waters Corp. (b)                            10,836,360
                                                                                                                    ---------------
                                                                                                                         21,606,360
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 2.0%                     50,000   Eli Lilly & Co.                              2,704,500
                                                                   177,600   Pfizer, Inc.                                 4,175,376
                                                                   520,000   Schering-Plough Corp.                       14,840,800
                                                                                                                    ---------------
                                                                                                                         21,720,676
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Health Care                          193,825,260
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 14.1%      Aerospace & Defense - 5.9%                190,000   DRS Technologies, Inc.                       9,948,400
                                                                   290,000   Honeywell International, Inc.               16,677,900
                                                                   120,000   L-3 Communications Holdings, Inc.           11,707,200
                                                                   142,000   Lockheed Martin Corp.                       13,984,160
                                                                   210,000   Raytheon Co.                                11,625,600
                                                                                                                    ---------------
                                                                                                                         63,943,260
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 1.0%                           330,000   Continental Airlines, Inc. Class B
                                                                             (b)(d)                                      10,398,300
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies - 1.7%     117,000   Manpower, Inc.                               9,248,850
                                                                   550,000   Steelcase, Inc. Class A                      9,575,500
                                                                                                                    ---------------
                                                                                                                         18,824,350
                         ----------------------------------------------------------------------------------------------------------
                         Construction & Engineering - 0.6%         216,000   Quanta Services, Inc. (b)(d)                 6,140,880
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 2.3%               180,000   Rockwell Automation, Inc.                   12,598,200
                                                                   190,000   Thomas & Betts Corp. (b)                    11,742,000
                                                                                                                    ---------------
                                                                                                                         24,340,200
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 2.6%                          120,000   AGCO Corp. (b)                               4,611,600
                                                                   150,000   Manitowoc Co.                               11,650,500

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    91,900   Terex Corp. (b)                        $     7,926,375
                                                                    70,000   Toro Co.                                     3,935,400
                                                                                                                    ---------------
                                                                                                                         28,123,875
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Industrials                          151,770,865
-----------------------------------------------------------------------------------------------------------------------------------
Information              Communications Equipment - 4.5%         1,250,000   Cisco Systems, Inc. (b)                     36,137,500
Technology - 35.3%                                                 420,000   Juniper Networks, Inc. (b)                  12,583,200
                                                                                                                    ---------------
                                                                                                                         48,720,700
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 9.4%            720,000   Dell, Inc. (b)                              20,138,400
                                                                   900,000   EMC Corp. (b)(d)                            16,659,000
                                                                   500,000   Hewlett-Packard Co.                         23,015,000
                                                                   270,000   International Business Machines Corp.       29,875,500
                                                                   210,000   NCR Corp. (b)                               10,966,200
                                                                                                                    ---------------
                                                                                                                        100,654,100
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment & Instruments -      225,000   Agilent Technologies, Inc. (b)(d)            8,583,750
                         2.9%                                      290,000   Avnet, Inc. (b)(d)                          10,985,200
                                                                   120,000   Mettler Toledo International, Inc. (b)      11,419,200
                                                                                                                    ---------------
                                                                                                                         30,988,150
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 4.0%                        360,000   Accenture Ltd. Class A                      15,166,800
                                                                   440,000   Convergys Corp. (b)                          8,382,000
                                                                   450,000   Electronic Data Systems Corp.               12,145,500
                                                                   281,000   Total System Services, Inc. (d)              7,904,530
                                                                                                                    ---------------
                                                                                                                         43,598,830
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor            700,000   Applied Materials, Inc.                     15,428,000
                         Equipment - 4.7%                          720,000   Integrated Device Technology, Inc. (b)      11,714,400
                                                                   220,000   KLA-Tencor Corp. (d)                        12,493,800
                                                                   370,000   Novellus Systems, Inc. (b)                  10,552,400
                                                                         1   Verigy Ltd. (b)                                     24
                                                                                                                    ---------------
                                                                                                                         50,188,624
                         ----------------------------------------------------------------------------------------------------------
                         Software - 9.8%                           350,000   BMC Software, Inc. (b)                      10,052,000
                                                                   150,000   CA, Inc.                                     3,762,000
                                                                   530,000   Cadence Design Systems, Inc. (b)(d)         11,342,000
                                                                 1,180,000   Compuware Corp. (b)                         11,009,400
                                                                   340,000   McAfee, Inc. (b)                            12,192,400
                                                                   900,000   Microsoft Corp.                             26,091,000
                                                                 1,080,000   Oracle Corp. (b)(d)                         20,649,600
                                                                   410,000   Synopsys, Inc. (b)                          10,028,600
                                                                                                                    ---------------
                                                                                                                        105,127,000
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Information Technology               379,277,404
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 4.5%         Chemicals - 1.6%                          230,000   Cabot Corp.                            $     9,287,400
                                                                   150,000   International Flavors &
                                                                             Fragrances, Inc.                             7,516,500
                                                                                                                    ---------------
                                                                                                                         16,803,900
                         ----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 1.8%             460,000   Crown Holdings, Inc. (b)                    11,297,600
                                                                   130,000   Owens-Illinois, Inc. (b)                     5,197,400
                                                                   120,000   Packaging Corp. of America                   3,062,400
                                                                                                                    ---------------
                                                                                                                         19,557,400
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.1%                    110,000   Southern Copper Corp. (d)                   12,398,100
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Materials                             48,759,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks                      1,074,857,864
                                                                             (Cost - $954,248,643) - 100.0%

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Beneficial
                                                                  Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                             $   3,287,761   BlackRock Liquidity Series, LLC Cash
                                                                             Sweep Series, 5.33% (a)(c)                   3,287,761
                                                               153,245,100   BlackRock Liquidity Series, LLC Money
                                                                             Market Series, 5.37% (a)(c)(e)             153,245,100
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Short-Term Securities
                                                                             (Cost - $156,532,861) - 14.5%              156,532,861
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments
                                                                             (Cost - $1,110,781,504*) - 114.5%        1,231,390,725

                                                                             Liabilities in Excess of Other
                                                                             Assets - (14.5%)                          (156,217,953)
                                                                                                                    ---------------
                                                                             Net Assets - 100.0%                    $ 1,075,172,772
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $ 1,112,873,485
                                                          ===============
      Unrealized appreciation                             $   141,971,111
      Unrealized depreciation                                 (23,453,871)
                                                          ---------------
      Net unrealized appreciation                         $   118,517,240
                                                          ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                Net Activity      Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                     $  2,983,105      $       125,040
      BlackRock Liquidity Series, LLC
         Money Market Series                   $ 55,284,250      $       192,882
      --------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Represents the current yield as of July 31, 2007.

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

(d)   Security, or a portion of security, is on loan.
(e)   Security was purchased with the cash proceeds from securities loans.

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

BlackRock Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of July 31, 2007 (Unaudited)

                                Beneficial
                                  Interest   Mutual Funds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $3,929,159,641   Master Large Cap Value Portfolio of Master Large Cap Series LLC    $     5,030,453,527
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $4,532,932,265) - 100.1%                       5,030,453,527

                                             Liabilities in Excess of Other Assets - (0.1%)                              (3,450,631)
                                                                                                                -------------------
                                             Net Assets - 100.0%                                                $     5,027,002,896
                                                                                                                ===================

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
Consumer                 Diversified Consumer Services - 0.1%      470,000   Service Corp. International            $     5,696,400
Discretionary - 7.8%     ----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.3%                  30,000   NVR, Inc. (c)(d)                            17,354,400
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products - 2.0%     1,810,000   Hasbro, Inc. (d)                            50,716,200
                                                                 2,210,000   Mattel, Inc. (d)                            50,631,100
                                                                                                                    ---------------
                                                                                                                        101,347,300
                         ----------------------------------------------------------------------------------------------------------
                         Media - 1.5%                            2,360,000   Walt Disney Co. (d)                         77,880,000
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 1.8%                 1,190,000   Dollar Tree Stores, Inc. (c)(d)             45,529,400
                                                                 1,510,000   Family Dollar Stores, Inc. (d)              44,726,200
                                                                                                                    ---------------
                                                                                                                         90,255,600
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 2.1%                 2,060,000   RadioShack Corp. (d)                        51,767,800
                                                                   760,000   The Sherwin-Williams Co. (d)                52,964,400
                                                                                                                    ---------------
                                                                                                                        104,732,200
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Consumer Discretionary               397,265,900
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples         Food & Staples Retailing - 2.2%         2,090,000   The Kroger Co.                              54,256,400
- 5.4%                                                           1,800,000   Safeway, Inc.                               57,366,000
                                                                                                                    ---------------
                                                                                                                        111,622,400
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 2.5%                    1,220,000   H.J. Heinz Co.                              53,387,200
                                                                   320,000   The J.M. Smucker Co.                        17,859,200
                                                                 2,580,000   Tyson Foods, Inc. Class A                   54,954,000
                                                                                                                    ---------------
                                                                                                                        126,200,400
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.7%                 390,000   Energizer Holdings, Inc. (c)(d)             39,351,000
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Consumer Staples                     277,173,800
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 15.1%           Energy Equipment & Services - 1.0%        760,000   Tidewater, Inc. (d)                         51,999,200
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels - 14.1%     2,080,000   Chevron Corp.                              177,340,800
                                                                 3,630,000   Exxon Mobil Corp.                          309,021,900
                                                                 1,420,000   Frontier Oil Corp.                          54,996,600
                                                                 1,410,000   Marathon Oil Corp.                          77,832,000
                                                                    70,000   Sunoco, Inc.                                 4,670,400
                                                                   840,000   Tesoro Corp. (d)                            41,832,000
                                                                   840,000   Valero Energy Corp. (d)                     56,288,400
                                                                                                                    ---------------
                                                                                                                        721,982,100
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Energy                               773,981,300
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 22.7%       Capital Markets - 3.9%                    400,000   The Goldman Sachs Group, Inc.               75,336,000
                                                                 1,790,000   Janus Capital Group, Inc. (d)               53,807,400
                                                                 1,156,900   Lehman Brothers Holdings, Inc. (d)          71,727,800
                                                                                                                    ---------------
                                                                                                                        200,871,200
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services - 5.1%     930,000   Bank of America Corp.                       44,100,600
                                                                 1,550,000   Citigroup, Inc.                             72,183,500
                                                                 3,320,000   JPMorgan Chase & Co.                       146,113,200
                                                                                                                    ---------------
                                                                                                                        262,397,300
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
                         Insurance - 13.7%                         600,000   AMBAC Financial Group, Inc. (d)        $    40,290,000
                                                                 1,540,000   AON Corp.                                   61,661,600
                                                                   540,000   American Financial Group, Inc.              15,168,600
                                                                 2,060,000   American International Group, Inc.         132,210,800
                                                                   440,000   CNA Financial Corp. (d)                     18,268,800
                                                                   970,000   Chubb Corp.                                 48,897,700
                                                                    80,000   Everest Re Group Ltd.                        7,860,000
                                                                    60,000   The Hanover Insurance Group, Inc.            2,633,400
                                                                   340,000   Loews Corp.                                 16,116,000
                                                                   680,000   MetLife, Inc. (d)                           40,949,600
                                                                   270,000   PartnerRe Ltd.                              19,178,100
                                                                   800,000   Prudential Financial, Inc. (d)              70,904,000
                                                                   660,000   Safeco Corp.                                38,590,200
                                                                 1,530,000   The Travelers Cos., Inc.                    77,693,400
                                                                 1,910,000   UnumProvident Corp.                         46,413,000
                                                                   770,000   XL Capital Ltd. Class A                     59,952,200
                                                                                                                    ---------------
                                                                                                                        696,787,400
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Financials                         1,160,055,900
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 13.9%      Biotechnology - 1.2%                    1,130,000   Biogen Idec, Inc. (c)(d)                    63,890,200
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment & Supplies -        810,000   Kinetic Concepts, Inc. (c)                  49,798,800
                         1.0%
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services -      1,160,000   Aetna, Inc.                                 55,761,200
                         8.1%                                    1,170,000   AmerisourceBergen Corp.                     55,118,700
                                                                   980,000   Cigna Corp. (d)                             50,607,200
                                                                   840,000   Coventry Health Care, Inc. (c)              46,880,400
                                                                   110,000   Health Net, Inc. (c)                         5,449,400
                                                                   360,000   Humana, Inc. (c)                            23,072,400
                                                                   890,000   McKesson Corp. (d)                          51,406,400
                                                                   670,000   Medco Health Solutions, Inc. (c)            54,450,900
                                                                   920,000   WellPoint, Inc. (c)(d)                      69,110,400
                                                                                                                    ---------------
                                                                                                                        411,857,000
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools & Services - 0.9%     580,000   Invitrogen Corp. (c)                        41,644,000
                                                                   140,000   PerkinElmer, Inc.                            3,896,200
                                                                                                                    ---------------
                                                                                                                         45,540,200
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 2.7%                  1,010,000   Eli Lilly & Co.                             54,630,900
                                                                 2,560,000   King Pharmaceuticals, Inc. (c)(d)           43,545,600
                                                                 1,697,100   Pfizer, Inc.                                39,898,821
                                                                                                                    ---------------
                                                                                                                        138,075,321
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Health Care                          709,161,521
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
Industrials - 12.1%      Aerospace & Defense - 4.8%                260,000   DRS Technologies, Inc.                    $ 13,613,600
                                                                 1,000,000   Honeywell International, Inc.               57,510,000
                                                                   630,000   L-3 Communications Holdings, Inc.           61,462,800
                                                                    23,000   Lockheed Martin Corp.                        2,265,040
                                                                   670,000   Northrop Grumman Corp.                      50,987,000
                                                                 1,080,000   Raytheon Co.                                59,788,800
                                                                                                                    ---------------
                                                                                                                        245,627,240
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 0.9%                         1,860,000   AMR Corp. (c)(d)                            45,904,800
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies - 1.5%     500,000   Manpower, Inc.                              39,525,000
                                                                   870,000   RR Donnelley & Sons Co. (d)                 36,766,200
                                                                                                                    ---------------
                                                                                                                         76,291,200
                         ----------------------------------------------------------------------------------------------------------
                         Construction & Engineering - 0.4%         690,000   Quanta Services, Inc. (c)                   19,616,700
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 2.9%         3,740,000   General Electric Co.                       144,962,400
                                                                    20,000   Teleflex, Inc.                               1,528,600
                                                                                                                    ---------------
                                                                                                                        146,491,000
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 1.6%                          310,000   AGCO Corp. (c)(d)                           11,913,300
                                                                   100,000   Gardner Denver, Inc. (c)                     4,159,000
                                                                   340,000   Pall Corp.                                  14,116,800
                                                                   560,000   SPX Corp. (d)                               52,567,200
                                                                                                                    ---------------
                                                                                                                         82,756,300
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Industrials                          616,687,240
-----------------------------------------------------------------------------------------------------------------------------------
Information              Computers & Peripherals - 3.8%          2,810,000   EMC Corp. (c)(d)                            52,013,100
Technology - 14.1%                                               1,140,000   Hewlett-Packard Co.                         52,474,200
                                                                   680,000   International Business Machines Corp.       75,242,000
                                                                   300,000   NCR Corp. (c)(d)                            15,666,000
                                                                                                                    ---------------
                                                                                                                        195,395,300
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment & Instruments -    1,370,000   Avnet, Inc. (c)                             51,895,600
                         1.0%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 2.4%                        850,000   Computer Sciences Corp. (c)                 47,328,000
                                                                   900,000   Convergys Corp. (c)                         17,145,000
                                                                 2,070,000   Electronic Data Systems Corp.               55,869,300
                                                                                                                    ---------------
                                                                                                                        120,342,300
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.2%               3,490,000   Xerox Corp. (c)                             60,935,400
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor            900,000   Integrated Device Technology, Inc. (c)      14,643,000
                         Equipment - 1.8%                          480,000   KLA-Tencor Corp. (d)                        27,259,200
                                                                 1,810,000   Novellus Systems, Inc. (c)                  51,621,200
                                                                                                                    ---------------
                                                                                                                         93,523,400
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held   Common Stocks                               Value
------------------------------------------------------------------------------------------------------------------------------------
                         Software - 3.9%                         1,050,000   BMC Software, Inc. (c)(d)              $    30,156,000
                                                                 2,660,000   Cadence Design Systems, Inc. (c)(d)         56,924,000
                                                                 3,490,000   Compuware Corp. (c)                         32,561,700
                                                                 1,500,000   McAfee, Inc. (c)                            53,790,000
                                                                   150,000   Novell, Inc. (c)                             1,006,500
                                                                   920,000   Synopsys, Inc. (c)                          22,503,200
                                                                                                                    ---------------
                                                                                                                        196,941,400
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Information Technology               719,033,400
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 4.9%         Chemicals - 2.0%                          810,000   Albemarle Corp.                             32,586,300
                                                                   180,000   Cabot Corp.                                  7,268,400
                                                                   360,000   E.I. du Pont de Nemours & Co.               16,822,800
                                                                   290,000   FMC Corp.                                   25,847,700
                                                                   330,000   International Flavors &
                                                                             Fragrances, Inc.                            16,536,300
                                                                    52,800   Lubrizol Corp. (d)                           3,308,448
                                                                                                                    ---------------
                                                                                                                        102,369,948
                         ----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 0.2%             270,000   Owens-Illinois, Inc. (c)                    10,794,600
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.4%                    450,000   Commercial Metals Co.                       13,878,000
                                                                   600,000   United States Steel Corp.                   58,974,000
                                                                                                                    ---------------
                                                                                                                         72,852,000
                         ----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 1.3%          1,700,000   International Paper Co. (d)                 63,019,000
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Materials                            249,035,548
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication        Diversified Telecommunication           1,690,000   AT&T Inc.                                   66,180,400
Services - 2.7%          Services - 2.7%                           710,000   Citizens Communications Co.                 10,245,300
                                                                 7,120,000   Qwest Communications International
                                                                             Inc. (c)(d)                                 60,733,600
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Telecommunication Services           137,159,300
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.3%         Multi-Utilities - 1.3%                  2,280,000   CMS Energy Corp. (d)                        36,844,800
                                                                 1,620,000   NiSource, Inc. (d)                          30,893,400
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Utilities                             67,738,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost - $4,606,668,539) - 100.0%         5,107,292,109
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio Master Large Cap Series LLC
Schedule of Investments ay 31, 2007 (Unaudited)


                                         Beneficial Interest   Short-Term Securities                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               $  14,701,334   BlackRock Liquidity Series, LLC Cash
                                                               Sweep Series, 5.33% (a)(e)                           $    14,701,334
                                                 936,671,550   BlackRock Liquidity Series, LLC Money
                                                               Market Series, 5.37% (a)(b)(e)                           936,671,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities                              951,372,884
                                                               (Cost - $951,372,884) - 18.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments
                                                               (Cost - $5,558,041,423*) - 118.6%                      6,058,664,993

                                                               Liabilities in Excess of Other Assets - (18.6%)         (951,447,080)
                                                                                                                    ---------------
                                                               Net Assets - 100.0%                                  $ 5,107,217,913
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $ 5,568,849,274
                                                          ===============
      Gross unrealized appreciation                       $   615,174,163
      Gross unrealized depreciation                          (125,358,444)
                                                          ---------------
      Net unrealized appreciation                         $   489,815,719
                                                          ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                              Net Activity        Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                  $  (30,397,842)      $       523,470
      BlackRock Liquidity Series, LLC
         Money Market Series                $  361,473,650       $       586,291
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of July 31, 2007.

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: September 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: September 20, 2007